Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue
Schedule of disaggregation of revenue from contracts with customers

EUR’000	H1 2024	H1 2023

Revenue disaggregation
Time charter services and transportation and installation services	68,282	66,529
Other revenue, including fees earned for early termination of contracts by customers	13,936	1,244
Total revenue	82,218	67,773

Schedule of transaction price allocated to remaining performance obligations

EUR’000	H1 2024	H1 2023

Liabilities at 1 January	13,881	3,157
Deferred during the period	45,633	43,048
Recognised as revenue during the period	(34,594)	(43,931)
Total liabilities at 30 June	24,920	2,274

Current deferred charter hire income	23,186	451
Non-current deferred charter hire income	1,734	1,823

Schedule of Contract backlog

EUR million	Within 1 year	After 1 year	Total

Contract backlog as of 30 June 2024
Firm	281	1,245	1,526
Subject to exercise of counterparty options	45	344	389
Total¹	326	1,589	1,915

Contract backlog as of 30 June 2023
Firm	64	1,021	1,085
Subject to exercise of counterparty options	6	268	274
Total¹	70	1,289	1,359
1 As of 30 June 2024, 86% of the contract backlog (an aggregate of EUR 1.642m) relates to projects for which the relevant counterparty has taken a positive final investment decision (FID), and an aggregate of EUR 273m remains subject to counterparty FID. As of 30 June 2023, 91% of the contract backlog (an aggregate of EUR 1.235m) relates to projects for which the relevant counterparty has taken a positive final investment decision (FID), and an aggregate of EUR 124m remains subject to counterparty FID.